MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND    TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998

DEAR SHAREHOLDER:

The twelve-month period ended October 31, 1998, was an exceptionally volatile one for the economies of the Pacific Basin as the currency crisis that emerged in mid-1997 developed into full-blown recession. The downturn's uncertain progression affected the region's stock markets, which dipped sharply toward the end of 1997. While these markets rallied during the first quarter of 1998 as expectations of an early recovery grew, they fell again throughout the second and third quarters of the year. This trend was reversed only in October as a stabilization of local currencies and a fall in interest rates finally held out the prospect of economic recovery.

MARKET OVERVIEW

Given the region's traditional reliance on foreign borrowing, the end of 1997 was dominated by the repercussions of currency devaluation. The devaluations, which began in Thailand and spread throughout the region, not only increased the size of overseas borrowings but also raised the cost of servicing this debt. This situation placed a severe burden on the cash flows of Asian companies and resulted in a sharp increase in insolvency and the threat of default. It was the fear of default in Korea that caused the region's markets to fall sharply at the close of 1997. The magnitude of the problem prompted an IMF-led bailout and a rescheduling of Korea's corporate borrowing.

The scale of the IMF's commitment and the manner in which the international community rallied to Korea's assistance were viewed positively by the region's markets, which rallied throughout the first quarter of 1998. With its prescription of currency stability through a tight monetary policy and its provision of emergency financing to cover a country's short-term needs, the IMF became identified with the solution to the Asian crisis. At the same time, a number of policy initiatives designed to complement the IMF's actions strengthened investor conviction that Asia was on the road to recovery.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

By the second quarter of 1998, however, this conviction began to wane. Economic data suggested that the downturn was far more severe than originally anticipated. Of particular significance was the release of a negative GDP figure for Hong Kong, which had been viewed as largely insulated from the Asian crisis. At the same time, mounting evidence of a slowdown in China's economy raised the specter of a devaluation of its currency which would necessitate a weakening of the Hong Kong dollar. The Hong Kong dollar had survived sporadic speculative assaults since late 1997, following the devaluation of other Asian currencies. However, a more potent challenge was mounted in August 1998. This problem was contained only after the Hong Kong Monetary Authority took the exceptional step of intervening heavily in Hong Kong's stock market, where speculators had amassed short positions in expectation of driving stock prices lower by putting pressure on the local currency. This intervention, coupled with a refinement of Hong Kong's currency board arrangement to make it more difficult to place upward pressure on interest rates through market speculation, successfully maintained the currency peg.

Elsewhere, economic data began to hint that IMF-style policies were failing to effect a turnaround in Asia's economies and were in some instances actually aggravating the crisis. A growing disillusionment with the IMF strategy resulted in a steady abandonment of its doctrine around the region and its replacement with looser monetary conditions and expansionary fiscal policies.

Toward the end of the fiscal year, positive external developments lent greater support to Asia's markets. The cuts in U.S. interest rates and a strengthening of the Japanese yen during October enabled Asian currencies to stabilize and local interest rates to fall. These conditions, which have been the goal of the region's policymakers since the currency crisis began, are widely believed to be preconditions for the resumption of economic growth. In addition, Russia's default resulted in a reduction in the appetite for risk globally and a reduction in much of the speculative activity in Asia's currency and equity markets. Along with a bias toward lower interest rates, this shift has enabled the risk premium attracted by Asian assets to subside. The result has been a sharp rebound in the region's markets as liquidity has returned in anticipation of the beginning of the end of the Asian crisis.

PERFORMANCE

Against this difficult investment environment, Morgan Stanley Dean Witter Pacific Growth Fund Class B produced a total return of -22.87 percent for the 12-month period ended October 31, 1998. The Fund's return was in line with that of its peer group, which returned -21.64 percent as

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

measured by the Lipper Pacific Region Funds Average. The Fund's Class A, C and D shares returned -22.35 percent, -22.68 percent and -22.14 percent, respectively. For the same period, the Morgan Stanley Capital International World Index (MSCI World Index) returned 13.78%. It is important to note that the Fund invests primarily in securities of the markets of the Pacific Rim while the MSCI World Index measures the performance of the European, Asian and American markets. The Lipper Pacific Region Funds Average tracks the performance of funds that invest in equity securities whose primary trading markets or operations are concentrated in the Pacific Basin or a single country within this region. The accompanying chart compares the performance of the Fund's Class B shares with that of the Lipper and MSCI indexes.

PORTFOLIO STRATEGY

On October 31, 1998, 88.7 percent of the Fund's net assets were allocated to common stocks, with the remaining 10.6 percent spread among various U.S. government securities and convertible corporate bonds. Throughout the fiscal year, the Fund pursued a strategy of underweighting the Asian markets, with Japan and Australia being the only exceptions. At fiscal year-end, the Fund's single largest country position was Hong Kong, representing 31.1 percent of net assets. The Fund's exposure to greater China, which includes Taiwan and direct China investments, was 43.7 percent. The Fund also maintained positions in Australia (5.3 percent) and Japan (19.7 percent), as the crisis in Southeast Asia intensified, and held an unusually large weighting in cash, given the backdrop of weak markets, which was positive for performance for the year as a whole.

At the stock and sector level, the Fund has continued to emphasize well-managed companies with strong balance sheets and good earnings visibility. This has led the Fund to overweight the more defensive utility companies while underweighting cyclical and interest-rate-sensitive stocks that have been particularly affected by the regional downturn. The Fund has also concentrated on sectors it believes offer a degree of insulation from demand from within Asia, such as the electronics sector in Taiwan, which is a continued beneficiary of the trend for outsourcing in the personal computer industry worldwide. Toward the close of the fiscal year the Fund had begun to position itself in sectors poised to benefit from the early stages of economic recovery in Asia and where valuations have corrected too heavily. Singapore's banks, which currently trade little above their book values, are a case in point.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

MARKET OUTLOOK

Although the trough of Asia's recession is unlikely to be reached until 1999, a shift toward pro-growth policies by Asian governments is providing the foundation to an eventual recovery. In addition, external positions are improving as current accounts again move into the surplus column, although the recovery in exports remains weak and its outlook uncertain, given the prospects for global demand. Despite the considerable devaluation in currencies outside Hong Kong and China, price pressures remain largely benign, with disinflation rather than inflation, being the bigger concern in most economies.

At the same time, the context of economic policy making in Asia has changed abruptly with the weakening of the U.S. dollar by accelerating the pace of interest-rate reductions and allowing currencies to stabilize. Although lower interest rates will not in themselves trigger a sudden recovery in economic activity, Asia remains particularly sensitive to their movement, given its heavy reliance on overseas borrowing and the preponderance of interest-rate-sensitive stocks (e.g., banks and property companies) that dominate its markets. In this respect, it is reasonable to conclude that recent trends in interest rates, if perpetuated, should accelerate the pace with which Asia's economies and markets recover. However, it must be recognized that events of the past fifteen months have had a severe impact on output and demand, from which Asia's companies and consumers will take time to recover.

NEW SUB-ADVISOR APPROVED

During the period under review, the Fund's Board of Directors approved the selection of Morgan Stanley Dean Witter Investment Management Inc. (at that time Morgan Stanley Asset Management Inc.), an affiliate of Morgan Stanley Dean Witter Advisors Inc., to act as sub-advisor to the Fund. The new sub-advisory agreement was approved by shareholders at a special meeting held on August 18, 1998, and took effect on November 1, 1998. The results of the vote were as follows:

For..........................................................  20,901,581
Against......................................................     964,013
Abstain......................................................   4,174,307

Morgan Stanley Dean Witter Investment Management Inc., like Morgan Stanley Dean Witter Advisors Inc., is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of three primary businesses -- securities, asset management and credit services. The firm serves in various portfolio

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

management and similar capacities to investment companies and pension plans as well as other institutional and individual investors. Morgan Stanley Dean Witter Investment Management Inc. replaces Morgan Grenfell Investment Services Limited as the Fund's sub-advisor and will provide the Fund with investment advice and portfolio management relating to the Fund's investments, subject to the overall supervision of Morgan Stanley Dean Witter Advisors, the Fund's Investment Manager.

Since taking over as sub-advisor on November 1, 1998, Morgan Stanley Dean Witter Investment Management Inc. has increased the Fund's exposure to Japan from 19.7 percent to 25.4 percent of the Fund's net assets, as of the date of this writing (December 4, 1998), and anticipates further increasing the Fund's overall exposure to Japan over time. Morgan Stanley Dean Witter Investment Management Inc. believes such a shift reflects its current views on the relative attractiveness within the region of the Japanese market. Of course, this strategy may be adjusted should market conditions change.

While 1998 has been another difficult year for investments in the Pacific Basin, given recent developments within the region's economies we continue to believe that the region offers an attractive opportunity for the longer-term investor to participate in the recovery of a region with strong long-run demographic and economic trends.

We appreciate your ongoing support of Morgan Stanley Dean Witter Pacific Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND
INC.
FUND PERFORMANCE OCTOBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class
            B
    ($ in Thousands)

                                 Fund       MSCI  Lipper(5)
November-1990                 $10,000    $10,000    $10,000
October-1991                  $11,754    $11,561    $11,582
October-1992                  $12,913    $10,735    $11,054
October-1993                  $20,162    $13,392    $16,059
October-1994                  $22,317    $14,182    $17,871
October-1995                  $20,387    $15,264    $16,230
October-1996                  $20,999    $17,474    $17,064
October-1997                  $14,486    $20,119    $13,877
October-1998               $11,173(3)    $22,891    $10,874

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                  AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------
              CLASS B SHARES*                                    CLASS A SHARES**
--------------------------------------------       ---------------------------------------------
PERIOD ENDED 10/31/98                              PERIOD ENDED 10/31/98
-------------------------                          -------------------------
1 Year                     -22.87%(1)  -26.66%(2)  1 Year                     -22.35%(1)  -26.43%(2)
5 Years                    -11.14%(1)  -11.45%(2)  Since Inception (7/28/97)  -40.96%(1)  -43.43%(2)
Since Inception
 (11/30/90)                 1.41%(1)   1.41%(2)

              CLASS C SHARES+                                    CLASS D SHARES++
--------------------------------------------       ---------------------------------------------
PERIOD ENDED 10/31/98                              PERIOD ENDED 10/31/98
-------------------------                          -------------------------
1 Year                     -22.68%(1)  -23.44%(2)  1 Year                     -22.14%(1)
Since Inception (7/28/97)  -41.27%(1)  -41.27%(2)  Since Inception (7/28/97)  -40.83%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1998.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Pacific Region Funds Average tracks the performance of funds which invest in equity securities whose primary trading markets or operations are concentrated in the Western Pacific basin region or a single country within the region, as reported by Lipper Analytical Services.
* The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
** The maximum front-end sales charge for Class A is 5.25%.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS, RIGHTS AND WARRANTS (93.0%)
                  AUSTRALIA (5.3%)
                  ALCOHOLIC BEVERAGES
      1,125,400   Foster's Brewing Group Ltd......................................................  $  2,759,841
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
      1,025,000   Pacific Dunlop Ltd..............................................................     1,842,048
                                                                                                    ------------
                  FOREIGN BANKS
      1,016,000   Westpac Banking Corp., Ltd......................................................     6,168,664
                                                                                                    ------------
                  HEALTHCARE
        408,200   Mayne Nickless Ltd..............................................................     1,879,810
                                                                                                    ------------
                  OIL & GAS PRODUCTION
      1,031,300   Oil Search Ltd..................................................................     1,544,475
                                                                                                    ------------
                  RETAIL
        470,700   Coles Myer Ltd..................................................................     2,014,897
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
      4,215,800   Goodman Fielder Ltd.............................................................     5,558,583
                                                                                                    ------------
                  TELECOMMUNICATIONS
        653,120   Cable & Wireless Communications Optus Ltd. (Rights)*............................       313,322
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    22,081,640
                                                                                                    ------------

                  CHINA (1.1%)
                  ELECTRIC UTILITIES
      2,830,000   Huaneng Power International, Inc.*..............................................       986,699
      3,600,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)..........................       756,000
                                                                                                    ------------
                                                                                                       1,742,699
                                                                                                    ------------
                  MUTUAL FUNDS
        100,000   Investment Co. of China* ***....................................................       543,000
                                                                                                    ------------
                  OTHER METALS/MINERALS
      5,750,000   Yanzhou Coal Mining Co. Ltd.*...................................................     1,128,616
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      3,760,000   China Resources Beijing Land....................................................  $  1,007,490
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     4,421,805
                                                                                                    ------------

                  HONG KONG (31.1%)
                  BANKS
      1,575,838   Dao Heng Bank Group Ltd.........................................................     3,286,387
      1,040,000   Hang Seng Bank Ltd..............................................................     8,997,934
                                                                                                    ------------
                                                                                                      12,284,321
                                                                                                    ------------
                  BROADCASTING
        959,000   Television Broadcasts Ltd.......................................................     2,551,059
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        340,000   VTech Holdings Ltd..............................................................     1,275,439
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
      2,016,000   Johnson Electric Holdings Ltd.++................................................     4,685,950
                                                                                                    ------------
                  ELECTRIC UTILITIES
      2,187,000   CLP Holdings Ltd.++.............................................................    12,284,930
      1,662,000   Hong Kong Electric Holdings Ltd.................................................     6,095,145
                                                                                                    ------------
                                                                                                      18,380,075
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
      1,500,000   ASM Pacific Technology Ltd......................................................       397,082
                                                                                                    ------------
                  FOOD CHAINS
      2,200,000   Dairy Farm International Holdings Ltd...........................................     2,706,000
                                                                                                    ------------
                  MULTI-SECTOR COMPANIES
      3,390,000   Hutchison Whampoa, Ltd.++.......................................................    24,295,584
      2,731,000   New World Development Co., Ltd.++...............................................     6,347,882
      1,389,000   Swire Pacific Ltd. (Class A)....................................................     7,371,888
                                                                                                    ------------
                                                                                                      38,015,354
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      2,330,000   Cheung Kong (Holdings) Ltd.++...................................................  $ 15,946,539
      1,218,000   Sun Hung Kai Properties Ltd.++..................................................     8,493,285
                                                                                                    ------------
                                                                                                      24,439,824
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,229,000   China Telecom Ltd.*.............................................................     4,188,010
      9,098,000   Hong Kong Telecommunications Ltd.++.............................................    18,210,098
                                                                                                    ------------
                                                                                                      22,398,108
                                                                                                    ------------
                  TRANSPORTATION
        686,000   New World Infrastructure Ltd.*..................................................       978,861
      1,381,000   Road King Infrastructure Ltd....................................................       980,824
                                                                                                    ------------
                                                                                                       1,959,685
                                                                                                    ------------
                  UTILITIES
        150,000   Hong Kong & China Gas Co., Ltd. (Warrants due 09/30/99)*........................        15,496
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................   129,108,393
                                                                                                    ------------
                  INDIA (1.2%)
                  FOREIGN BANKS
        135,000   State Bank of India (GDR).......................................................     1,090,125
                                                                                                    ------------
                  OTHER METALS/MINERALS
         70,000   Hindalco Industries Ltd. (GDR)*.................................................       822,500
                                                                                                    ------------
                  SPECIALTY CHEMICALS
         70,000   Reliance Industries Ltd. (GDR)..................................................       357,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
        134,900   Mahanagar Telephone Nigam Ltd. (GDR)*...........................................     1,480,528
                                                                                                    ------------
                  TOBACCO
         65,000   ITC Ltd. (GDR)*.................................................................     1,300,000
                                                                                                    ------------
                  TOTAL INDIA.....................................................................     5,050,153
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  INDONESIA (0.0%)
                  MUTUAL FUNDS
      2,500,000   Bativa Investment...............................................................       --
                                                                                                    ------------
                  PAPER
            300   PT Pabrik Kertas Tjiwi Kimia (Warrants due 07/15/02)*...........................  $         22
                                                                                                    ------------

                  TOTAL INDONESIA.................................................................            22
                                                                                                    ------------

                  JAPAN (19.7%)
                  APPAREL
        132,000   Tokyo Style Co., Ltd............................................................     1,325,123
                                                                                                    ------------
                  AUTO PARTS: O.E.M.
         77,000   Bridgestone Corp................................................................     1,703,363
         18,000   Yasunaga Corp...................................................................        74,515
                                                                                                    ------------
                                                                                                       1,777,878
                                                                                                    ------------
                  BANKS
        178,000   Bank of Tokyo-Mitsubishi Ltd....................................................     1,659,491
        142,000   Mitsui Trust & Banking Co., Ltd.................................................       186,149
        114,000   Sanwa Bank Ltd..................................................................       893,713
        113,000   Sumitomo Bank Ltd...............................................................     1,115,869
        119,000   Sumitomo Trust & Banking Co.....................................................       333,549
                                                                                                    ------------
                                                                                                       4,188,771
                                                                                                    ------------
                  BUILDING MATERIALS
         34,500   Nichiha Corp....................................................................       243,984
        250,000   Nitto Boseki Co., Ltd...........................................................       582,147
                                                                                                    ------------
                                                                                                         826,131
                                                                                                    ------------
                  BUILDING PRODUCTS
        202,000   Sanwa Shutter Corp..............................................................       827,512
    JPY  80,000 K Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       586,460
                                                                                                    ------------
                                                                                                       1,413,972
                                                                                                    ------------
                  CHEMICALS
         13,000   C. Uyemura & Co., Ltd...........................................................       315,050
                                                                                                    ------------
                  CLOTHING/SHOE/ACCESSORY CHAINS
         21,000   Shimamura Co., Ltd..............................................................       836,740
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMPUTER SOFTWARE
         53,000   Hitachi Software Engineering Co., Ltd...........................................  $  1,371,281
            432   NTT Data Corp...................................................................     1,836,792
                                                                                                    ------------
                                                                                                       3,208,073
                                                                                                    ------------
                  CONSUMER ELECTRONICS/APPLIANCES
         30,000   Hitachi Maxell Ltd..............................................................       429,495
         25,300   Sony Corp.......................................................................     1,614,661
                                                                                                    ------------
                                                                                                       2,044,156
                                                                                                    ------------
                  CONTAINERS/PACKAGING
          8,000   Fuji Seal, Inc..................................................................       372,574
                                                                                                    ------------
                  DEPARTMENT STORES
        132,000   Hankyu Department Stores, Inc...................................................       741,113
                                                                                                    ------------
                  DIVERSIFIED COMMERCIAL SERVICES
          3,000   Bellsystem 24, Inc..............................................................       579,560
         19,200   Meitec Corp.....................................................................       372,574
         24,000   Secom Co........................................................................     1,790,427
                                                                                                    ------------
                                                                                                       2,742,561
                                                                                                    ------------
                  ELECTRIC UTILITIES
         58,000   Tokyo Electric Power Co.........................................................     1,475,636
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
        170,000   Fujikura Ltd....................................................................       791,721
         98,000   Sumitomo Electric Industries....................................................     1,090,298
                                                                                                    ------------
                                                                                                       1,882,019
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         53,000   Ibiden Co., Ltd.................................................................       809,056
         78,000   Minebea Co., Ltd................................................................       736,611
         19,500   Mitsui High-Tec, Inc............................................................       448,189
         14,600   Shinko Electric Industries Co., Ltd.............................................       516,257
         13,000   TDK Corp........................................................................       861,061
                                                                                                    ------------
                                                                                                       3,371,174
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
    JPY  91,000 K Canon, Inc. 1.20% due 12/20/05 (Conv.)..........................................     1,201,561
    JPY  45,000 K Canon, Inc. 1.30% due 12/19/08 (Conv.)..........................................       659,767
         20,000   Disco Corp......................................................................       569,211
         26,200   Tokyo Seimitsu Co., Ltd.........................................................       824,752
                                                                                                    ------------
                                                                                                       3,255,291
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  ENGINEERING & CONSTRUCTION
        264,000   Kajima Corp.....................................................................  $    785,511
         38,000   Kaneshita Construction..........................................................       198,275
         91,000   Nippon Comsys Corp..............................................................     1,185,080
                                                                                                    ------------
                                                                                                       2,168,866
                                                                                                    ------------
                  FINANCE COMPANIES
    JPY  19,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       211,384
         13,700   Nichiei Co., Ltd. (Kyoto).......................................................     1,113,014
                                                                                                    ------------
                                                                                                       1,324,398
                                                                                                    ------------
                  FOOD CHAINS
         18,500   Circle K Japan Co., Ltd.........................................................       732,342
         27,000   Ito-Yokado Co., Ltd.............................................................     1,583,441
         24,000   Seven - Eleven Japan Co., Ltd...................................................     1,833,894
                                                                                                    ------------
                                                                                                       4,149,677
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        113,000   Daifuku Co., Ltd................................................................       479,483
         20,000   Fuji Machine Manufacturing Co., Ltd.............................................       591,634
        123,000   OSG Corp........................................................................       583,441
         22,500   Shima Seiki Manufacturing, Ltd..................................................       708,279
         11,000   Union Tool Co...................................................................       406,986
                                                                                                    ------------
                                                                                                       2,769,823
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
        200,000   Tomoegawa Paper Co., Ltd.*......................................................       388,098
                                                                                                    ------------
                  INVESTMENT BANKERS/BROKERS/SERVICES
        112,000   Nomura Securities Co., Ltd......................................................       850,022
                                                                                                    ------------
                  MAJOR PHARMACEUTICALS
         59,000   Sankyo Co., Ltd.................................................................     1,338,249
         75,000   Takeda Chemical Industries......................................................     2,451,488
                                                                                                    ------------
                                                                                                       3,789,737
                                                                                                    ------------
                  MEAT/POULTRY/FISH
        108,000   Nippon Meat Packers, Inc........................................................     1,509,858
         30,000   Yonekyu Corp....................................................................       466,235
                                                                                                    ------------
                                                                                                       1,976,093
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  METALS FABRICATIONS
        325,000   Mitsui Mining & Smelting Co., Ltd...............................................  $  1,482,751
                                                                                                    ------------
                  MOTOR VEHICLES
         15,000   Aucnet, Inc.....................................................................       297,542
         64,000   Honda Motor Co..................................................................     1,931,867
         68,000   Toyota Motor Corp...............................................................     1,642,087
                                                                                                    ------------
                                                                                                       3,871,496
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
         28,200   Sony Music Entertainment Inc....................................................       987,426
                                                                                                    ------------
                  NATURAL GAS DISTRIBUTION
        369,000   Tokyo Gas Co., Ltd..............................................................       951,539
                                                                                                    ------------
                  OFFICE EQUIPMENT/SUPPLIES
        134,000   Ricoh Co., Ltd..................................................................     1,138,335
                                                                                                    ------------
                  OTHER SPECIALTY STORES
          6,000   Otsuka Kagu Ltd.................................................................       331,177
                                                                                                    ------------
                  PHOTOGRAPHIC PRODUCTS
         50,000   Fuji Photo Film Co..............................................................     1,841,311
                                                                                                    ------------
                  PRECISION INSTRUMENTS
         10,700   Keyence Corp....................................................................     1,077,844
                                                                                                    ------------
                  PROPERTY - CASUALTY INSURANCE
        181,000   Tokio Marine & Fire Insurance Co................................................     2,068,348
                                                                                                    ------------
                  RAILROADS
        220,000   Tokyu Corp......................................................................       554,032
                                                                                                    ------------
                  REAL ESTATE
         34,700   Chubu Sekiwa Real Estate, Ltd...................................................       182,254
         89,000   Mitsubishi Estate Co., Ltd......................................................       811,324
        131,000   Mitsui Fudosan Co., Ltd.........................................................       874,463
                                                                                                    ------------
                                                                                                       1,868,041
                                                                                                    ------------
                  RECREATIONAL PRODUCTS/TOYS
         13,000   Nintendo Co., Ltd...............................................................     1,105,476
                                                                                                    ------------
                  RENTAL/LEASING COMPANIES
         16,500   Orix Corp.......................................................................     1,188,228
                                                                                                    ------------
                  SEMICONDUCTORS
         15,000   Rohm Co., Ltd...................................................................     1,332,471
                                                                                                    ------------
                  SERVICES TO THE HEALTH INDUSTRY
         19,000   Nichii Gakkan Co................................................................       688,228
                                                                                                    ------------
                  SOFT DRINKS
         19,000   Itoen Ltd.......................................................................       794,739
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  SPECIALTY CHEMICALS
        152,000   Asahi Chemical Industry Co., Ltd................................................  $    646,279
        513,000   Mitsubishi Chemical Corp........................................................       929,107
        441,000   Mitsubishi Rayon Co., Ltd.......................................................     1,182,846
        311,000   Nippon Zeon Co., Ltd............................................................       879,759
         87,000   Sanyo Chemical Industries, Ltd..................................................       739,069
         76,000   Shin-Etsu Chemical Co...........................................................     1,520,655
         80,000   Sumitomo Bakelite Co., Ltd......................................................       538,163
         20,000   Tokyo Ohka Kogyo Co., Ltd.......................................................       502,803
                                                                                                    ------------
                                                                                                       6,938,681
                                                                                                    ------------
                  STEEL/IRON ORE
        666,000   Nippon Steel Co.................................................................     1,166,003
        734,000   Sumitomo Metal Industries.......................................................       784,959
         90,000   Yamato Kogyo Co., Ltd...........................................................       411,384
                                                                                                    ------------
                                                                                                       2,362,346
                                                                                                    ------------
                  TELECOMMUNICATIONS
            267   DDI Corp........................................................................       782,924
            234   Nippon Telegraph & Telephone Corp...............................................     1,840,517
                                                                                                    ------------
                                                                                                       2,623,441
                                                                                                    ------------
                  WHOLESALE DISTRIBUTOR
         15,000   Fujimi, Inc.....................................................................       504,528
         22,000   Kuroda Electric Co., Ltd........................................................       307,374
         32,000   Misumi Corp.....................................................................       518,844
            200   World Co., Ltd..................................................................         6,399
                                                                                                    ------------
                                                                                                       1,337,145
                                                                                                    ------------

                  TOTAL JAPAN.....................................................................    81,736,031
                                                                                                    ------------

                  MALAYSIA+ (2.6%)
                  AGRICULTURE
        976,000   Highlands & Lowlands Berhad.....................................................       361,282
      3,417,000   IOI Corporation Berhad..........................................................       943,923
        732,000   Kuala Lumpur Kepong Berhad......................................................       601,237
                                                                                                    ------------
                                                                                                       1,906,442
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  AUTO
        879,000   Oriental Holdings Berhad........................................................  $    641,039
                                                                                                    ------------
                  CASINO/GAMBLING
        928,000   Berjaya Sports Toto Berhad......................................................       522,961
                                                                                                    ------------
                  CONTAINERS/PACKAGING
        464,000   Malaysian Pacific Industries Berhad.............................................       338,387
                                                                                                    ------------
                  ELECTRIC UTILITIES
        680,000   Malakoff Berhad.................................................................       745,120
      1,935,000   Tenaga Nasional Berhad..........................................................     1,532,320
                                                                                                    ------------
                                                                                                       2,277,440
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        732,000   Gamuda Berhad...................................................................       428,685
                                                                                                    ------------
                  HOTELS/RESORTS
      1,392,000   Resorts World Berhad............................................................       830,585
                                                                                                    ------------
                  INSURANCE
        971,000   Malaysian Assurance Alliance Berhad.............................................       500,700
                                                                                                    ------------
                  TELECOMMUNICATIONS
      1,863,000   Telekom Malaysia Berhad.........................................................     2,315,884
                                                                                                    ------------
                  TOBACCO
        644,000   RJ Reynolds Berhad..............................................................       347,499
                                                                                                    ------------
                  TRANSPORTATION
      1,269,000   Lingkaran Trans Kota Holdings Berhad*...........................................       563,221
                                                                                                    ------------
                  TOTAL MALAYSIA..................................................................    10,672,843
                                                                                                    ------------

                  PHILIPPINES (0.8%)
                  ELECTRIC UTILITIES
        355,963   Manila Electric Co. (B Shares)..................................................     1,053,721
                                                                                                    ------------
                  REAL ESTATE
      2,606,400   Ayala Land, Inc.................................................................       794,239
                                                                                                    ------------
                  TELECOMMUNICATIONS
         64,800   Philippine Long Distance Telephone Co. (ADR)....................................     1,579,500
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................     3,427,460
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------

                  SINGAPORE (10.0%)
                  AIRLINES
        862,000   Singapore Airlines Ltd..........................................................  $  5,312,789
                                                                                                    ------------
                  BANKS
        439,500   Development Bank of Singapore, Ltd..............................................     2,762,958
      1,141,200   Overseas Chinese Banking Corp., Ltd.............................................     4,993,849
        926,000   Overseas Union Bank, Ltd........................................................     2,522,601
        920,000   United Overseas Bank Ltd........................................................     4,337,750
                                                                                                    ------------
                                                                                                      14,617,158
                                                                                                    ------------
                  DIVERSIFIED ELECTRONIC PRODUCTS
        385,000   Elec & Eltek International Co., Ltd.............................................     1,925,000
                                                                                                    ------------
                  DIVERSIFIED MANUFACTURING
      3,008,243   Singapore Technologies Engineering Ltd..........................................     2,966,526
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
        289,000   GP Batteries International Ltd..................................................       637,670
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
      1,260,000   Venture Manufacturing Ltd.......................................................     4,193,529
                                                                                                    ------------
                  ENGINEERING
        200,000   Jurong Shipyard Ltd.............................................................       862,866
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        532,000   Keppel Fels Ltd.................................................................       963,994
                                                                                                    ------------
                  NEWSPAPERS
        324,382   Singapore Press Holdings Ltd....................................................     2,798,982
                                                                                                    ------------
                  REAL ESTATE
        870,400   City Developments, Ltd..........................................................     3,165,091
        632,000   Keppel Land Ltd.................................................................       619,341
                                                                                                    ------------
                                                                                                       3,784,432
                                                                                                    ------------
                  TELECOMMUNICATIONS
      1,869,000   Singapore Telecommunications Ltd................................................     3,236,912
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    41,299,858
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  SOUTH KOREA (6.5%)
                  DIVERSIFIED ELECTRONIC PRODUCTS
              1   LG Information & Communication Ltd..............................................  $         23
        141,245   Samsung Electronics Co..........................................................     5,786,973
                                                                                                    ------------
                                                                                                       5,786,996
                                                                                                    ------------
                  ELECTRIC UTILITIES
        339,000   Korea Electric Power Corp.......................................................     6,044,385
                                                                                                    ------------
                  ELECTRICAL PRODUCTS
         64,305   Samsung Display Devices Co......................................................     2,415,097
                                                                                                    ------------
                  INDUSTRIAL MACHINERY/COMPONENTS
        390,000   Daewoo Heavy Industries.........................................................     1,467,678
                                                                                                    ------------
                  MUTUAL FUNDS
        234,000   Atlantis Korean Smaller Companies*..............................................     1,277,640
                                                                                                    ------------
                  STEEL/IRON ORE
        175,295   Pohang Iron & Steel Co., Ltd....................................................     9,822,505
                                                                                                    ------------
                  TOTAL SOUTH KOREA...............................................................    26,814,301
                                                                                                    ------------

                  TAIWAN (11.5%)
                  BANKS
      1,144,332   China Trust Commercial Bank*....................................................       798,823
        496,036   International Commercial Bank of China*.........................................       516,337
        885,456   United World Chinese Commercial Bank*...........................................       845,115
                                                                                                    ------------
                                                                                                       2,160,275
                                                                                                    ------------
                  BUILDING MATERIALS
        336,534   Asia Cement (GDR)...............................................................     3,112,939
                                                                                                    ------------
                  ELECTRONIC COMPONENTS
         65,937   Acer Inc........................................................................        67,413
        $ 1,900 K Acer Peripherals Inc. 1.25% due 11/27/06 (Conv.)................................     1,966,500
        $ 2,100 K Compal Electronics 1.00% due 11/21/03 (Conv.)...................................     4,672,500
        936,000   Microtek International, Inc.*...................................................       719,889
        736,848   Siliconware Precision Industries Co.*...........................................     1,183,509

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
         $  230 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.).................  $    215,625
        $ 1,800 K United Microelectronics Corp. - 144A** 0.25% due 05/16/04 (Conv.)...............     1,815,750
        $ 1,000 K Yageo Corp. 1.25% due 07/24/03 (Conv.)..........................................     1,150,000
                                                                                                    ------------
                                                                                                      11,791,186
                                                                                                    ------------
                  ELECTRONIC PRODUCTION EQUIPMENT
      1,758,125   Taiwan Semiconductor Manufacturing Co.*.........................................     3,556,979
                                                                                                    ------------
                  FINANCE COMPANIES
        951,750   China Development Corp..........................................................     1,881,452
                                                                                                    ------------
                  INDUSTRIAL SPECIALTIES
        $ 2,925 K Nan Ya Plastics Corp. 1.75% due 07/19/01 (Conv.)................................     3,217,500
                                                                                                    ------------
                  LIFE INSURANCE
      1,283,820   Cathay Life Insurance Co., Ltd..................................................     4,540,460
                                                                                                    ------------
                  MARINE TRANSPORTATION
        $ 2,000 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)..............................     1,725,000
                                                                                                    ------------
                  MUTUAL FUNDS
            730   Taipei Fund*....................................................................     6,192,590
                                                                                                    ------------
                  REAL ESTATE
      1,053,541   Cathay Construction Corp........................................................       667,107
                                                                                                    ------------
                  SEMICONDUCTORS
         58,000   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*..............................       801,125
                                                                                                    ------------
                  SPECIALTY CHEMICALS
      1,155,618   Formosa Plastic Corp............................................................     1,774,030
                                                                                                    ------------
                  SPECIALTY FOODS/CANDY
      1,801,200   President Enterprises Corp.*....................................................     1,541,104
        660,000   Standard Foods Taiwan Ltd.*.....................................................     1,345,483
                                                                                                    ------------
                                                                                                       2,886,587
                                                                                                    ------------
                  STEEL/IRON ORE
      3,802,800   China Steel Corp................................................................     2,584,142
         69,300   China Steel Corp. (GDR).........................................................       975,397
                                                                                                    ------------
                                                                                                       3,559,539
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TEXTILES
         68,488   Formosa Chemical & Fibre Corp...................................................  $     48,867
                                                                                                    ------------
                  TOTAL TAIWAN....................................................................    47,915,636
                                                                                                    ------------

                  THAILAND (2.5%)
                  BANKS
        673,800   Bangkok Bank PCL................................................................     1,028,141
      1,009,500   Thai Farmers Bank PCL...........................................................     1,279,067
                                                                                                    ------------
                                                                                                       2,307,208
                                                                                                    ------------
                  BROADCASTING
      1,103,500   United Broadcasting PCL*........................................................       699,084
                                                                                                    ------------
                  ELECTRIC UTILITIES
        773,500   Cogeneration PCL*...............................................................       579,598
        439,400   Electricity Generating PCL......................................................     1,161,357
                                                                                                    ------------
                                                                                                       1,740,955
                                                                                                    ------------
                  MOVIES/ENTERTAINMENT
        255,200   BEC World PCL...................................................................     1,571,531
                                                                                                    ------------
                  OIL
        230,700   PTT Exploration & Production PCL................................................     2,225,281
                                                                                                    ------------
                  OTHER TRANSPORTATION
        580,400   Bangkok Expressway PCL*.........................................................       458,627
                                                                                                    ------------
                  TELECOMMUNICATIONS
        195,100   Advanced Info Service PCL.......................................................     1,435,341
                                                                                                    ------------

                  TOTAL THAILAND..................................................................    10,438,027
                                                                                                    ------------

                  UNITED KINGDOM (0.7%)
                  DIVERSIFIED FINANCIAL SERVICES
        126,400   HSBC Holdings PLC...............................................................     2,897,211
                                                                                                    ------------

                  TOTAL COMMON STOCKS, BONDS, RIGHTS AND WARRANTS
                  (IDENTIFIED COST $465,828,237)..................................................   385,863,380
                                                                                                    ------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS (a) (6.3%)
                  COMMERCIAL PAPER
                  SMALLER BANKS
$           350   Associates Corp. of N.A. 5.07% due 12/18/98.....................................  $    347,702
                                                                                                    ------------
                  U.S. GOVERNMENT AGENCY
         26,000   Federal Home Loan Mortgage Corp. 5.42% due 11/02/98.............................    25,996,085
                                                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENTS
                  (AMORTIZED COST $26,343,787)....................................................    26,343,787
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $492,172,024) (b)........................................................   99.3 %   412,207,167

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    0.7       3,030,562
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 415,237,729
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR   American Depository Receipt.
GDR   Global Depository Receipt.
 K    In thousands.
 *    Non-income producing security.
 **   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
 + Securities deemed illiquid. The Malaysian Government prohibits the repatriation of proceeds on sales of securities denominated in Malaysian ringgits for a one year period from the date of sale.
 ++ Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $23,860,944 and the aggregate gross unrealized depreciation is $103,825,801, resulting in net unrealized depreciation of $79,964,857.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1998:

 CONTRACTS TO           IN          DELIVERY     UNREALIZED
   DELIVER         EXCHANGE FOR       DATE      DEPRECIATION
-------------------------------------------------------------
$      766,890     AUD 1,208,272    11/09/98    $    (12,929)
HKD 28,980,000    $    3,684,679    11/18/98         (55,738)
HKD 290,578,500   $   36,789,074    12/01/98        (702,346)
HKD 80,800,000    $    9,958,343    06/10/99        (324,506)
                                                -------------
      Total unrealized depreciation.........    $ (1,095,519)
                                                -------------
                                                -------------

CURRENCY ABBREVIATIONS:

AUD        Australian Dollar.
HKD        Hong Kong Dollar.
JPY        Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Agriculture.......................................................................  $  1,906,442         0.5%
Airlines..........................................................................     5,312,789         1.3
Alcoholic Beverages...............................................................     2,759,841         0.7
Apparel...........................................................................     1,325,123         0.3
Auto..............................................................................       641,039         0.2
Auto Parts: O.E.M.................................................................     1,777,878         0.4
Banks.............................................................................    35,557,733         8.6
Broadcasting......................................................................     3,250,143         0.8
Building Materials................................................................     3,939,070         0.9
Building Products.................................................................     1,413,972         0.3
Casino/Gambling...................................................................       522,961         0.1
Chemicals.........................................................................       315,050         0.1
Clothing/Shoe/Accessory Chains....................................................       836,740         0.2
Computer Software.................................................................     3,208,073         0.8
Consumer Electronics/Appliances...................................................     2,044,156         0.5
Containers/Packaging..............................................................       710,961         0.2
Department Stores.................................................................       741,113         0.2
Diversified Commercial Services...................................................     2,742,561         0.7
Diversified Electronic Products...................................................     8,987,435         2.2
Diversified Financial Services....................................................     2,897,211         0.7
Diversified Manufacturing.........................................................     9,494,524         2.3
Electric Utilities................................................................    32,714,911         7.9
Electrical Products...............................................................     4,934,786         1.2
Electronic Components.............................................................    19,355,889         4.7
Electronic Production Equipment...................................................     7,209,352         1.7
Engineering.......................................................................       862,866         0.2
Engineering & Construction........................................................     2,597,551         0.6
Finance Companies.................................................................     3,205,850         0.8
Food Chains.......................................................................     6,855,677         1.6
Foreign Banks.....................................................................     7,258,789         1.7
Healthcare........................................................................     1,879,810         0.4
Hotels/Resorts....................................................................       830,585         0.2
Industrial Machinery/
  Components......................................................................     5,201,495         1.2
Industrial Specialties............................................................     3,605,598         0.9
Insurance.........................................................................       500,700         0.1
Investment Bankers/
  Brokers/Services................................................................       850,022         0.2
Life Insurance....................................................................     4,540,460         1.1
Major Pharmaceuticals.............................................................     3,789,737         0.9
Marine Transportation.............................................................     1,725,000         0.4
Meat/Poultry/Fish.................................................................     1,976,093         0.5
Metals Fabrications...............................................................     1,482,751         0.4

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Motor Vehicles....................................................................  $  3,871,496         0.9%
Movies/Entertainment..............................................................     2,558,957         0.6
Multi-Sector Companies............................................................    38,015,354         9.2
Mutual Funds......................................................................     8,013,230         1.9
Natural Gas Distribution..........................................................       951,539         0.2
Newspapers........................................................................     2,798,982         0.7
Office Equipment/Supplies.........................................................     1,138,335         0.3
Oil...............................................................................     2,225,281         0.5
Oil & Gas Production..............................................................     1,544,475         0.4
Other Metals/Minerals.............................................................     1,951,116         0.5
Other Specialty Stores............................................................       331,177         0.1
Other Transportation..............................................................       458,627         0.1
Paper.............................................................................            22         0.0
Photographic Products.............................................................     1,841,311         0.4
Precision Instruments.............................................................     1,077,844         0.3
Property - Casualty Insurance.....................................................     2,068,348         0.5
Railroads.........................................................................       554,032         0.1
Real Estate.......................................................................    32,561,133         7.8
Recreational Products/Toys........................................................     1,105,476         0.3
Rental/Leasing Companies..........................................................     1,188,228         0.3
Retail............................................................................     2,014,897         0.5
Semiconductors....................................................................     2,133,596         0.5
Services To The Health Industry...................................................       688,228         0.2
Smaller Banks.....................................................................       347,702         0.1
Soft Drinks.......................................................................       794,739         0.2
Specialty Chemicals...............................................................     9,069,711         2.2
Specialty Foods/Candy.............................................................     8,445,170         2.0
Steel/Iron Ore....................................................................    15,744,390         3.8
Telecommunications................................................................    35,383,036         8.5
Textiles..........................................................................        48,867         0.0
Tobacco...........................................................................     1,647,499         0.4
Transportation....................................................................     2,522,906         0.6
U.S. Government Agency............................................................    25,996,085         6.2
Utilities.........................................................................        15,496         0.0
Wholesale Distributor.............................................................     1,337,145         0.3
                                                                                    ------------       -----
                                                                                    $412,207,167        99.3%
                                                                                    ------------       -----
                                                                                    ------------       -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $368,112,493        88.7%
Convertible Bonds.................................................................    17,422,047         4.2
Rights & Warrants.................................................................       328,840         0.1
Short-Term Investments............................................................    26,343,787         6.3
                                                                                    ------------       -----
                                                                                    $412,207,167        99.3%
                                                                                    ------------       -----
                                                                                    ------------       -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $492,172,024).............................................................  $ 412,207,167
Cash (including $2,541,702 in foreign currency)..............................................      3,760,313
Receivable for:
    Capital stock sold.......................................................................        831,789
    Dividends................................................................................        576,432
    Interest.................................................................................         89,735
    Investments sold.........................................................................         79,331
Prepaid expenses and other assets............................................................        203,822
                                                                                               -------------
     TOTAL ASSETS............................................................................    417,748,589
                                                                                               -------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts...........................      1,095,519
Payable for:
    Investment management fee................................................................        323,669
    Plan of distribution fee.................................................................        320,765
    Capital stock repurchased................................................................        288,426
    Compensated forward foreign currency contracts...........................................        185,001
Accrued expenses and other payables..........................................................        297,480
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      2,510,860
                                                                                               -------------
     NET ASSETS..............................................................................  $ 415,237,729
                                                                                               -------------
                                                                                               -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 908,710,524
Net unrealized depreciation..................................................................    (81,538,023)
Dividends in excess of net investment income.................................................     (2,863,488)
Accumulated net realized loss................................................................   (409,071,284)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 415,237,729
                                                                                               -------------
                                                                                               -------------
CLASS A SHARES:
Net Assets...................................................................................     $3,102,386
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        317,755
     NET ASSET VALUE PER SHARE...............................................................          $9.76
                                                                                               -------------
                                                                                               -------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).......................................         $10.30
                                                                                               -------------
                                                                                               -------------
CLASS B SHARES:
Net Assets...................................................................................  $ 408,989,567
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     42,034,987
     NET ASSET VALUE PER SHARE...............................................................          $9.73
                                                                                               -------------
                                                                                               -------------
CLASS C SHARES:
Net Assets...................................................................................     $1,580,928
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        162,669
     NET ASSET VALUE PER SHARE...............................................................          $9.72
                                                                                               -------------
                                                                                               -------------
CLASS D SHARES:
Net Assets...................................................................................     $1,564,848
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        160,051
     NET ASSET VALUE PER SHARE...............................................................          $9.78
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

NET INVESTMENT INCOME:

INCOME
Dividends (net of $833,344 foreign withholding tax)..........................................  $  12,757,134
Interest (net of $1,696 foreign withholding tax).............................................      1,696,304
                                                                                               -------------

     TOTAL INCOME............................................................................     14,453,438
                                                                                               -------------

EXPENSES
Investment management fee....................................................................      5,187,815
Plan of distribution fee (Class A shares)....................................................          4,701
Plan of distribution fee (Class B shares)....................................................      5,147,778
Plan of distribution fee (Class C shares)....................................................         12,016
Transfer agent fees and expenses.............................................................      2,127,150
Custodian fees...............................................................................        759,655
Shareholder reports and notices..............................................................        236,574
Registration fees............................................................................        124,937
Professional fees............................................................................         76,734
Directors' fees and expenses.................................................................         17,610
Other........................................................................................         33,309
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     13,728,279
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................        725,159
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments..............................................................................   (274,483,545)
    Foreign exchange transactions............................................................       (994,452)
                                                                                               -------------

     NET LOSS................................................................................   (275,477,997)
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................    122,217,563
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies......................................................     (1,083,303)
                                                                                               -------------

     NET APPRECIATION........................................................................    121,134,260
                                                                                               -------------

     NET LOSS................................................................................   (154,343,737)
                                                                                               -------------

NET DECREASE.................................................................................  $(153,618,578)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                              ENDED              ENDED
                                                                         OCTOBER 31, 1998  OCTOBER 31, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $        725,159  $         386,894
Net realized loss......................................................      (275,477,997)       (81,003,250)
Net change in unrealized appreciation/depreciation.....................       121,134,260       (280,824,717)
                                                                         ----------------  -----------------

     NET DECREASE......................................................      (153,618,578)      (361,441,073)
                                                                         ----------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.........................................................           (18,402)        --
Class B shares.........................................................       (10,272,862)       (25,258,274)
Class C shares.........................................................           (13,025)        --
Class D shares.........................................................           (17,046)        --
                                                                         ----------------  -----------------

     TOTAL DIVIDENDS...................................................       (10,321,335)       (25,258,274)
                                                                         ----------------  -----------------
Net decrease from capital stock transactions...........................      (166,513,928)      (492,076,963)
                                                                         ----------------  -----------------

     NET DECREASE......................................................      (330,453,841)      (878,776,310)

NET ASSETS:
Beginning of period....................................................       745,691,570      1,624,467,880
                                                                         ----------------  -----------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $2,863,488 AND $3,880,806, RESPECTIVELY)...........................  $    415,237,729  $     745,691,570
                                                                         ----------------  -----------------
                                                                         ----------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund"), formerly Dean Witter Pacific Growth Fund Inc., is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., or Morgan Grenfell Investment Services Limited (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion; 0.95% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.85% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $39,579,103 at October 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

The Distributor has informed the Fund that for the year ended October 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,390, $1,609,376, and $6,017, respectively and received $27,369 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 aggregated $286,599,407 and $459,404,314, respectively.

For the year ended October 31, 1998, the Fund incurred $6,691 in brokerage commissions with affiliates of the Sub-Advisor for portfolio transactions executed on behalf of the Fund.

For the year ended October 31, 1998, the Fund incurred brokerage commissions of $13,320 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $10,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1998 included in Directors' fees and expenses in the Statement of Operations, amounted to $5,219. At October 31, 1998, the Fund had an accrued pension liability of $42,377 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                              ENDED                           ENDED
                                                                         OCTOBER 31, 1998               OCTOBER 31, 1997*
                                                                   ----------------------------   -----------------------------
                                                                     SHARES          AMOUNT         SHARES          AMOUNT
                                                                   -----------   --------------   -----------   ---------------
CLASS A SHARES
Sold.............................................................      418,160   $    4,158,089        63,214   $       998,769
Reinvestment of dividends........................................        1,152           13,083       --              --
Redeemed.........................................................     (149,951)      (1,337,917)      (14,820)         (235,608)
                                                                   -----------   --------------   -----------   ---------------
Net increase - Class A...........................................      269,361        2,833,255        48,394           763,161
                                                                   -----------   --------------   -----------   ---------------

CLASS B SHARES
Sold.............................................................   37,286,227      384,246,449    28,630,560       521,923,627
Reinvestment of dividends........................................      840,396        9,572,097     1,228,090        23,456,516
Redeemed.........................................................  (54,083,073)    (565,173,912)  (57,878,288)   (1,039,376,437)
                                                                   -----------   --------------   -----------   ---------------
Net decrease - Class B...........................................  (15,956,450)    (171,355,366)  (28,019,638)     (493,996,294)
                                                                   -----------   --------------   -----------   ---------------

CLASS C SHARES
Sold.............................................................    1,140,153       10,725,985        76,313         1,169,997
Reinvestment of dividends........................................        1,046           11,869       --              --
Redeemed.........................................................   (1,042,383)     (10,154,217)      (12,460)         (171,011)
                                                                   -----------   --------------   -----------   ---------------
Net increase - Class C...........................................       98,816          583,637        63,853           998,986
                                                                   -----------   --------------   -----------   ---------------

CLASS D SHARES
Sold.............................................................      612,447        5,857,456         9,137           157,184
Reinvestment of dividends........................................          222            2,523       --              --
Redeemed.........................................................     (461,755)      (4,435,433)      --              --
                                                                   -----------   --------------   -----------   ---------------
Net increase - Class D...........................................      150,914        1,424,546         9,137           157,184
                                                                   -----------   --------------   -----------   ---------------
Net decrease in Fund.............................................  (15,437,359)  $ (166,513,928)  (27,898,254)  $  (492,076,963)
                                                                   -----------   --------------   -----------   ---------------
                                                                   -----------   --------------   -----------   ---------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

6. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Fund had a net capital loss carryover of approximately $385,013,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

               AMOUNTS IN THOUSANDS
--------------------------------------------------
  2003        2004         2005          2006
---------  -----------  -----------  -------------
$   3,193  $    15,875  $    97,593  $     268,352
---------  -----------  -----------
---------  -----------  -----------

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $6,774,952, paid-in-capital was charged $3,838,542, and dividends in excess of net investment income was credited $10,613,494.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and manage foreign currency exposure.

At October 31, 1998, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. CHANGE IN SUB-ADVISOR AND INVESTMENT MANAGEMENT FEE

On August 18, 1998, the Fund's shareholders approved a new Sub-Advisory Agreement with Morgan Stanley Dean Witter Investment Management Inc., formerly Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager and Distributor. The new Sub-Advisory Agreement took effect on November 1, 1998. Additionally, the Investment Manager and the Fund amended the Investment Management Agreement to reduce each tier of the annual rate paid by the Fund to the Investment Manager by 0.05%. This rate change also took effect on November 1, 1998.

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                     FOR THE YEAR ENDED OCTOBER 31
                  -------------------------------------------------------------------
                    1998++         1997*++       1996          1995           1994
-------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER
SHARE DATA:
Net asset value,
 beginning of
 period.......... $    12.83      $   18.89    $   18.77    $     21.60    $    19.80
                  ----------      ---------    ---------    -----------    ----------
Income (loss)
 from investment
 operations:
   Net investment
   income
   (loss)........       0.01           0.01         0.05           0.08         (0.10)
   Net realized
   and unrealized
   gain (loss)...      (2.92)         (5.77)        0.50          (1.94)         2.22
                  ----------      ---------    ---------    -----------    ----------
Total income
 (loss) from
 investment
 operations......      (2.91)         (5.76)        0.55          (1.86)         2.12
                  ----------      ---------    ---------    -----------    ----------
Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.19)         (0.30)       (0.43)       --             --
   Net realized
   gain..........     --             --           --              (0.97)        (0.32)
                  ----------      ---------    ---------    -----------    ----------
Total dividends
 and
 distributions...      (0.19)         (0.30)       (0.43)         (0.97)        (0.32)
                  ----------      ---------    ---------    -----------    ----------
Net asset value,
 end of period... $     9.73      $   12.83    $   18.89    $     18.77    $    21.60
                  ----------      ---------    ---------    -----------    ----------
                  ----------      ---------    ---------    -----------    ----------
TOTAL RETURN+....     (22.87)%       (31.01)%       3.00%         (8.65)%       10.69%
RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       2.65%(1)       2.44%        2.39%          2.45%         2.41%
Net investment
 income (loss)...       0.14%(1)       0.03%        0.18%          0.35%        (0.70)%
SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........       $409           $744       $1,624         $1,442        $1,571
Portfolio
 turnover rate...       % 58             42%          49%            50%           35%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        OCTOBER 31, 1998   OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................         0.10            --
   Net realized and unrealized loss...................................        (2.94)             (6.53)
                                                                             ------             ------
Total loss from investment operations.................................        (2.84)             (6.53)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.26)           --
                                                                             ------             ------
Net asset value, end of period........................................      $  9.76            $ 12.86
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................       (22.35)%           (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.90%(3)           1.92%(2)
Net investment income (loss)..........................................         0.89%(3)          (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $3,102               $622
Portfolio turnover rate...............................................           58%                42%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.83            $ 19.39
                                                                             ------             ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.01              (0.04)
   Net realized and unrealized loss...................................        (2.89)             (6.52)
                                                                             ------             ------
Total loss from investment operations.................................        (2.88)             (6.56)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.23)           --
                                                                             ------             ------
Net asset value, end of period........................................      $  9.72            $ 12.83
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................       (22.68)%           (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.65%(3)           2.62%(2)
Net investment income (loss)..........................................         0.14%(3)          (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,581               $819
Portfolio turnover rate...............................................           58%                42%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        OCTOBER 31, 1998   OCTOBER 31, 1997
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------

Income (loss) from investment operations:
   Net investment income..............................................         0.07               0.02
   Net realized and unrealized loss...................................        (2.88)             (6.55)
                                                                             ------             ------

Total loss from investment operations.................................        (2.81)             (6.53)
                                                                             ------             ------

Less dividends from net investment income.............................        (0.27)           --
                                                                             ------             ------

Net asset value, end of period........................................      $  9.78            $ 12.86
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................       (22.14)%           (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.65%(3)           1.62%(2)

Net investment income.................................................         1.14%(3)           0.42%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,565               $118

Portfolio turnover rate...............................................           58%                42%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Pacific Growth Fund Inc. (the "Fund"), formerly Dean Witter Pacific Growth Fund Inc., at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended October 31, 1998, the Fund has elected, pursuant to Section 853 of the Internal Revenue Code, to pass-through foreign taxes of $0.04 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.05 per share with respect to this election.

BOARD OF DIRECTORS                                 MORGAN STANLEY
                                                   DEAN WITTER
Michael Bozic                                      PACIFIC
Charles A. Fiumefreddo                             GROWTH FUND
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS                                           [PHOTO]

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS                            ANNUAL REPORT
                                                   OCTOBER 31, 1998
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.